NET REVENUES (Tables)	12 Months Ended
Mar. 31, 2016
NET REVENUES
Schedule of net revenues

	Year Ended March 31,
	2014	2015	2016
	RMB	RMB	RMB
Testing services	358,837,352	319,055,019	384,799,721
Online education services	5,949,183	5,710,827	4,896,879
Other revenue	19,881,843	25,391,978	27,443,369

Net revenues	384,668,378	350,157,824	417,139,969